Environmental Liabilities - Summary of Environmental Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 38.3	$ 36.8
Current portion	3.1	4.5
Long-term portion	35.2	32.3
The Companys Operation Site [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	33.8	32.7
Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Environmental liabilities [Line Items]
Environmental Liabilities	$ 4.5	$ 4.1